Impairment loss on marketable securities and investments in associated companies (restated) - SeaMex Limited (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Mar. 10, 2015	Mar. 09, 2015
Schedule of Equity Method Investments [Line Items]
Remaining economic lives of underlying assets								30 years		30 years
Weighted average cost of capital (as percent)								10.00%		9.50%
Total impairment of investments	$ 882		$ 13		$ 13	$ 895	$ 895	$ 1,285	[1]	$ 0
SeaMex Limited
Schedule of Equity Method Investments [Line Items]
Third party ownership interest (as percent)							50.00%				50.00%
Ownership interest (as percent)							50.00%	50.00%		0.00%	50.00%	100.00%
Remaining economic lives of underlying assets							30 years
Weighted average cost of capital (as percent)							11.00%
Total impairment of investments							$ 76	$ 0		$ 0

[1]	Refer to Note 39 "Restatement of previously issued financial statements"